Interest-bearing Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-bearing Financial Liabilities

As at December 31, 2025 and 2024, this account consists of the following:

	2025	2024
	(in million pesos)
Long-term portion of interest-bearing financial liabilities ─
Long-term debt (Notes 27 and 28)	278,868	258,246

Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 27 and 28)	15,880	23,340
Short-term debt (Notes 27 and 28)	300	—
	295,048	281,586

Summary of Changes to Unamortized Debt Discount

The following table describes all changes to unamortized debt discount for the years ended December 31, 2025 and 2024:

	2025	2024
	(in million pesos)
Unamortized debt discount at beginning of the year	1,989	2,129
Additions	271	219
Revaluations	3	9
Accretion included as part of financing costs – net	(372)	(368)
Unamortized debt discount at end of the year	1,891	1,989

Summary of Long-term Debt

As at December 31, 2025 and 2024, long-term debt consists of:

		December 31, 2025		December 31, 2024
Description	Interest Rates	U.S. Dollar	Php	U.S. Dollar	Php
		(in millions)
U.S. Dollar Debts:
Fixed Rate Notes	2.5000% to 3.4500% in 2025 and 2024	591	34,779	591	34,177
Term Loans:
Others	SOFR + 1.31161 % in 2025 and SOFR + 1.31161 % to 1.47826% in 2024	70	4,100	84	4,838
		661	38,879	675	39,015
Philippine Peso Debts:
Term Loans:
Unsecured Term Loans	4.0000% to 5.3500%; PHP BVAL + 0.4000% to 1.1250% (floor rate 4.5000% to 4.6250%) in 2025 and 4.000% to 5.3500%; PHP BVAL + 0.5000% to 1.0000% (floor rate 4.5000% to 4.6250%) in 2024		255,869		242,571
			255,869		242,571
Total long-term debt (Notes 27 and 28)			294,748		281,586
Less portion maturing within one year (Note 27)			15,880		23,340
Noncurrent portion of long-term debt (Note 27)			278,868		258,246

Summary of Scheduled Maturities of Consolidated Outstanding Long-term and Short-term Debt at Nominal Values

The scheduled maturities of our consolidated outstanding long-term and short-term debt at nominal values as at
December 31, 2025 are as follows:

	U.S. Dollar Debt		Php Debt	Total
Year	U.S. Dollar	Php	Php	Php
	(in millions)
2026	14	823	15,736	16,559
2027	14	823	27,056	27,879
2028	28	1,646	20,027	21,673
2029	—	—	26,662	26,662
2030	14	823	24,192	25,015
2031 and onwards	600	35,274	143,877	179,151
Total long-term debt (Note 27)	670	39,389	257,550	296,939

Disclosure of Loans Explanatory

							Outstanding Amounts
				Repurchase Amount			December 31, 2025				December 31, 2024
Loan Amount	Issuance Date	Trustee	Terms	Php	Dates	Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
				(in millions)			(in millions)
Fixed Rate Notes(1)

US$300M	June 23, 2020	The Bank of New York Mellon, London Branch	Non-amortizing, payable in full upon maturity on January 23, 2031	—	—	—	297	(2)	17,468	(2)	297	(2)	17,155	(2)

US$300M	June 23, 2020	The Bank of New York Mellon, London Branch	Non-amortizing, payable in full upon maturity on June 23, 2050	—	—	—	294	(2)	17,311	(2)	294	(2)	17,022	(2)
							591		34,779		591		34,177

(1) The purpose of this loan is to refinance the existing loan obligations, prepay outstanding loans and partially finance capital expenditures.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn Amount	Cancelled Undrawn Amount		Outstanding Amounts
								December 31, 2025				December 31, 2024
Loan Amount	Date of Loan Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
					(in millions)			(in millions)
U.S. Dollar Debts
Other Term Loans(1)

US$25M	2017	NTT TC Leasing	Non-amortizing, payable upon maturity on March 27, 2024	2017	25	—	March 27, 2024	—		—		—		—

US$140M	March 4, 2020	PNB	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity on December 13, 2030	December 14, 2020	140	—	—	70	(2)	4,100	(2)	84	(2)	4,838	(2)

								70		4,100		84		4,838

(1) The purpose of this loan is to finance capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

Outstanding Amounts
				Date of	Payments		December 31, 2025	December 31, 2024
				Issuance/	Amount
Loan Amount	Agreement	Paying Agent	Terms	Drawdown	Php	Date	Php	Php
					(in millions)		(in millions)
Fixed Rate Retail Bonds(1)
PLDT
Php15,000M	January 22, 2014	Philippine Depositary Trust Corp.	Php12.4B – non-amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non-amortizing payable in full on February 6, 2024	February 6, 2014	12,400 2,600	February 8, 2021 February 6, 2024	—	—

(1) The purpose of this loan is to finance capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

						Outstanding Amounts
					Drawn	December 31, 2025		December 31, 2024
	Date of Loan				Amount
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php		Php
					(in millions)	(in millions)
Term Loans
Unsecured Term Loans(1)

Php9,500M	Various dates in 2014 and 2019	Union Bank of the Philippines	With annual amortization up to 10 years	Various dates in 2014 and 2019	9,500	7,689	(2)	7,811	(2)

Php70,500M	Various dates in 2015 to 2024	Bank of the Philippine Islands	With annual amortization up to 6, 10 and 11 years	Various dates in 2015 to 2025	70,500	56,443	(2)	54,738	(2)

Php55,500M	Various dates in 2015 to 2025	Metropolitan Bank and Trust Company(3)	With annual amortization up to 10 and 11 years	Various date in 2015 to 2025	54,000	42,635	(2)	38,618	(2)

Php18,500M	Various dates in 2019 and 2023	China Banking Corporation	With annual amortization up to 10 years	Various dates in 2019 and 2023	18,500	14,919	(2)	15,770	(2)

Php14,000M	Various dates in 2016 and 2017	Security Bank	With semi-annual amortization up to 10 years	Various dates in 2017	14,000	10,372	(2)	10,566	(2)

Php39,970M	Various dates in 2016 to 2025	Banco de Oro	With annual amortization up to 7 and 10 years	Various dates in 2016, 2020, 2021, 2024 and 2025	39,820	38,560	(2)	29,564	(2)

Php8,500M	Various dates in 2016, 2017 and 2019	Philippine National Bank	With annual amortization up to 7, 8 and 10 years	Various dates in 2017, 2018 and 2019	8,500	6,491	(2)	7,920	(2)

Php41,500M	Various dates in 2016 to 2023	Landbank of the Philippines	With annual amortization up to 10 years	Various dates in 2017 to 2023	41,500	39,131	(2)	39,475	(2)

Php14,000M	Various dates in 2019 to 2021	Development Bank of the Philippines	With annual amortization up to 8, 9 and 10 years	Various dates in 2019 to 2022	14,000	13,397	(2)	13,513	(2)

Php2,000M	April 11, 2019	Bank of China (Hong Kong) Limited, Manila Branch	With annual amortization up to 7 years	September 6, 2019	2,000	1,878	(2)	1,896	(2)

Php15,000M	Various dates in 2020, 2021 and 2023	Rizal Commercial Banking Corporation	With annual amortization up to 8, 10 and 11 years	Various dates in 2020, 2021 and 2023	15,000	14,324	(2)	14,443	(2)

Php2,500M	March 30, 2020	MUFG Bank, Ltd.	With semi-annual amortization up to 6 years	April 2, 2020	2,500	949	(2)	972	(2)

Php3,800M	Various dates in 2023 and 2024	Bank of Commerce	With annual amortization up to 9 and 10 years	Various dates in 2023 and 2024	3,800	3,733	(2)	3,769	(2)

Php3,000M	Various dates in 2024	Hongkong and Shanghai Banking Corporation(3)	With annual amortization up to 5 years	Various dates in 2024	3,000	2,838	(2)	2,986	(2)

Php2,530M	Various dates in 2024 and 2025	Philippine Veterans Bank	With annual amortization up to 7 years	Various dates in 2024 and 2025	2,530	2,510	(2)	530	(2)
						255,869		242,571

(1) The purpose of this loan is to finance capital expenditure and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

(3) Includes Green Loan and Social Loan.